Acquisitions	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Acquisitions
7.
ACQUISITIONS

ARENA MINERALS ACQUISITION

On April 20, 2023, the Company completed the acquisition of Arena Minerals through the purchase of all the issued and outstanding shares of Arena Minerals not already owned by the Company, payable in a combination of the Company’s common shares and cash of $0.0001 per Arena Mineral share, for total consideration of $185,805. The consideration included the carrying value of the investment in Arena Minerals that the Company held at the time of the acquisition and $4,186 in transaction costs that were incurred by the Company. The transaction was accounted for as an asset acquisition.

Arena Minerals owns 65% of Sal de la Puna through a joint venture interest in Sal de la Puna Holdings Ltd., the 100% owner of Argentine entity, Puna Argentina S.A.U. (“PASA”), the owner of the claims forming part of the Sal del la Puna Project. The remaining 35% of PASA is owned by joint venture partner Ganfeng New Energy Technology Development (Suzhou) Co., Ltd. Therefore, after the acquisition of Arena Minerals, the Company holds a 65% ownership interest in Sal de la Puna covering approximately 13,200 hectares of the Pastos Grandes Basin. The Company and its joint venture partner are considering the development of Sal de la Puna in conjunction with Pastos Grandes in order to benefit from scale and cost synergies. Arena Minerals also owns 100% of the Salar de Antofalla Project (“Antofalla Project”) through its wholly owned subsidiary Antofalla Minerals S.A. (“AMSA”).

7.
ACQUISITIONS (continued)

Consideration for the purchase is as follows:

$
Cash	28
Pre-existing investment in Arena Minerals shares and warrants	18,388
Lithium Americas common shares	163,203
Transaction costs	4,186
Consideration given	185,805

The allocation of the purchase price to the assets acquired and liabilities assumed is based upon estimated fair values at the date of acquisition as set out below:

$
Cash and cash equivalents	4,538
Receivables, prepaids and deposits	902
Property, plant and equipment	55
Exploration and evaluation assets	1,385
Investment in Sal de la Puna Project	182,136
Accounts payable and accrued liabilities	(3,211)
Net assets acquired	185,805

Investment in Sal de la Puna Project

The Company’s 65% ownership interest in Sal de la Puna is considered to be a joint arrangement and accounted for using the equity method of accounting. Changes in the investment balance are summarized below:

$
Investment in Sal de la Puna, as at December 31, 2022	-
Acquisition of interest in Sal de la Puna	182,136
Share of loss of Sal de la Puna	(866)
Investment in Sal de la Puna, as at December 31, 2023	181,270

MILLENNIAL ACQUISITION

On January 25, 2022, Lithium Americas completed the acquisition of Millennial through the purchase of all issued and outstanding shares of Millennial at a price of CDN$4.70 per share, payable in a combination of Lithium Americas common shares and cash of CDN$0.001 per Millennial share, for total consideration of $359,729. As a term of the offer, the Company paid Millennial $20,000 as reimbursement of break fees owed under the previous acquisition agreement entered into by Millennial with a third party. The Company incurred $5,812 in other transaction costs. The transaction was accounted for as an asset acquisition.

Through Millennial, the Company owns two lithium projects in Argentina: Pastos Grandes and the Cauchari East project (“Cauchari East”, and together with Pastos Grandes, the “Millennial Projects”).

7.
ACQUISITIONS (continued)

Pastos Grandes, located in the Salta province of Argentina, is a brine lithium deposit and was subject to extensive exploration and evaluation efforts pre-acquisition by the previous owners. Cauchari East is located adjacent to Cauchari-Olaroz in the Province of Jujuy in Argentina, with only limited exploration, evaluation and permitting work completed to date. Consideration for the purchase of Millennial was as follows:

$
Cash	105
Lithium Americas common shares	333,812
Transaction costs	25,812
Consideration given	359,729

The allocation of the purchase price to the assets acquired and liabilities assumed was based upon fair values at the date of acquisition as set out below:

$
Cash and cash equivalents	33,636
Receivables, prepaids and deposits	999
Property, plant and equipment	4,211
Exploration and evaluation assets	338,050
Accounts payable and accrued liabilities	(17,167)
Net assets acquired	359,729